UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         02/11/00
       -------------------------    ---------------------------     -------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:        $1,259,324
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ABERCROMBIE & FITCH CO            CL A           002896207 29,330 1,099,000  SH       SOLE              1,099,000
------------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                       COM            005125109 17,328   722,000  SH       SOLE                722,000
------------------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS CORP      CL A           006848105 20,344   310,000  SH       SOLE                310,000
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP         COM            008252108 61,121 1,511,500  SH       SOLE              1,511,500
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM            025816109 20,066   120,700  SH       SOLE                120,700
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODS CORP          COM            026609107 19,222   487,400  SH       SOLE                487,400
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100 16,769   279,200  SH       SOLE                279,200
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP        COM            04523Q102 16,268   415,800  SH       SOLE                415,800
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATED GROUP INC              CL A           045651106 23,579   258,400  SH       SOLE                258,400
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD              COM            103354106 18,574 2,677,300  SH       SOLE              2,677,300
------------------------------------------------------------------------------------------------------------------------------------
BRITESMILE INC                    COM            110415106  5,243   645,300  SH       SOLE                645,300
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW          COM            16161A108 21,986   283,000  SH       SOLE                283,000
------------------------------------------------------------------------------------------------------------------------------------
CHIRON CORP                       COM            170040109 18,192   429,300  SH       SOLE                429,300
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS      COM            184502102 45,741   512,500  SH       SOLE                512,500
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRIC NETWORK CORP           COM            20589R107 19,889   645,500  SH       SOLE                645,500
------------------------------------------------------------------------------------------------------------------------------------
CORDANT TECHNOLOGIES INC          COM            218412104 36,237 1,098,100  SH       SOLE              1,098,100
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW              COM            22160K105 25,778   282,500  SH       SOLE                282,500
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                        COM            232560102  8,799   482,140  SH       SOLE                482,140
------------------------------------------------------------------------------------------------------------------------------------
EBENX INC                         COM            278668108  3,394    75,000  SH       SOLE                 75,000
------------------------------------------------------------------------------------------------------------------------------------
ETOYS INC                         COM            297862104  5,633   214,600  SH       SOLE                214,600
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                   COM            345838106 30,442   495,500  SH       SOLE                495,500
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW             CL B           366651206 14,849 1,075,057  SH       SOLE              1,075,057
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                     COM NEW        368710406  2,690    20,000  SH       SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
GENESIS HEALTH VENTURES           COM            371912106  2,614 1,267,400  SH       SOLE              1,267,400
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                     SPONSORED ADR      37244T104    204    10,700  SH       SOLE                 10,700
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC           COM            38141G104  8,006    85,000  SH       SOLE                 85,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOC INC NEW         CL A           421933102 23,333 1,744,500  SH       SOLE               1,744,500
------------------------------------------------------------------------------------------------------------------------------------
IPC COMMUNICATIONS INC            COM NEW        44980K206 22,848   321,800  SH       SOLE                321,800
------------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC                    COM            449934108 84,308 3,101,000  SH       SOLE              3,101,000
------------------------------------------------------------------------------------------------------------------------------------
INFORMIX CORP                     COM            456779107 14,616 1,277,900  SH       SOLE              1,277,900
------------------------------------------------------------------------------------------------------------------------------------
IXNET INC                         COM            46601C109 17,659   586,200  SH       SOLE                586,200
------------------------------------------------------------------------------------------------------------------------------------
KENNEDY-WILSON INC                COM NEW        489399204  6,223   777,900  SH       SOLE                777,900
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL GROUP INC            CL A           529771107 43,485   480,500  SH       SOLE                480,500
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY DIGITAL INC               CL A           530436104 20,604   277,500  SH       SOLE                277,500
------------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC                  COM            55268B106 22,383   421,824  SH       SOLE                421,824
------------------------------------------------------------------------------------------------------------------------------------
MEDIAPLEX INC                     COM            58446B105 54,593   870,000  SH       SOLE                870,000
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL RISK MGMT LTD              COM            628351108 11,488   683,300  SH       SOLE                683,300
------------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107 20,708   165,997  SH       SOLE                165,997
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW            COM            63934E108 33,707   711,500  SH       SOLE                711,500
------------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA                      COM            669784100 19,758   626,000  SH       SOLE                626,000
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                  COM            676220106 16,675 1,524,600  SH       SOLE              1,524,600
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                      COM            681904108 12,437 1,036,400  SH       SOLE              1,036,400
------------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC            COM            689899102 34,772 1,340,600  SH       SOLE              1,340,600
------------------------------------------------------------------------------------------------------------------------------------
PICO HLDGS INC                    COM NEW        693366205  3,672   298,200  SH       SOLE                298,200
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC                  COM            724479100 29,915   619,200  SH       SOLE                619,200
------------------------------------------------------------------------------------------------------------------------------------
PLANETRX COM INC                  COM            727049108  1,099    75,800  SH       SOLE                 75,800
------------------------------------------------------------------------------------------------------------------------------------
QLT PHOTOTHERAPEUTICS INC         COM            746927102 21,315   362,800  SH       SOLE                362,800
------------------------------------------------------------------------------------------------------------------------------------
QUORUM HEALTH GROUP INC           COM            749084109  1,863   200,000  SH       SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                   COM            778296103 14,027   782,000  SH       SOLE                782,000
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW               COM            81211K100 33,523   647,000  SH       SOLE                647,000
------------------------------------------------------------------------------------------------------------------------------------
SILICON VY BANCSHARES             COM            827064106 7,212    145,700  SH       SOLE                145,700
------------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW                   COM            872540109 16,922   828,000  SH       SOLE                828,000
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYSTEMS INC      COM            879433100 30,303   240,500  SH       SOLE                240,500
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS CORP         COM            928615103 52,613   369,700  SH       SOLE                369,700
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT     929042109 18,844   579,800  SH       SOLE                579,800
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       COM            931422109 41,781 1,428,400  SH       SOLE              1,428,400
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW              COM            949746101 34,340   849,200  SH       SOLE                849,200
------------------------------------------------------------------------------------------------------------------------------------



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